Acquisitions and Divestitures - Acquisition-Related Costs (Detail) (General and Administrative Expense, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and Administrative Expense
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs	$ 4,363	$ 6,729	$ 4,135